Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	true
Amendment Description	Trillion Energy International Inc. (the “Company”) is furnishing this Form 6-K/A to provide its amended consolidated interim financial statements for the three months ended March 31, 2022, and 2021 and Management Discussion and Analysis related thereto as filed in the SEDAR filing system on June 20, 2022.
Document Period End Date	Mar. 31, 2022
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	000-55539
Entity Registrant Name	TRILLION ENERGY INTERNATIONAL INC.
Entity Central Index Key	0001648636
Entity Address, Address Line One	Suite 700
Entity Address, Address Line Two	838 W. Hastings Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 0A6